OTHER ACCOUNT PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities, Current [Abstract]
Accrued payroll including amounts due to government authorities	$ 938	$ 983
Provision for vacation and other employee benefits	1,315	1,584
Accrued expenses	458	600
Provision for contingent liabilities (Note 10d)	191	274
Other liabilities	475	670
Other Current Liabilities	$ 3,377	$ 4,111